MERCER FUNDS

SUPPLEMENT TO
THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES

DATED JULY 31, 2015, AS SUPPLEMENTED FEBRUARY 2, 2016, MARCH 29, 2016,
MAY 5, 2016 AND JUNE 21, 2016

AND

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 31, 2015, AS SUPPLEMENTED ON DECEMBER 16, 2015,

FEBRUARY 2, 2016, MARCH 29, 2016, MAY 5, 2016 AND JUNE 21, 2016

The date of this Supplement is June 30, 2016.

The following changes are made in the Prospectuses for the Class S shares (the “Class S Shares Prospectus”) of the Mercer Funds and the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of the Mercer Funds:

1. Effective as of June 27, 2016, the following changes are made with respect to: (i) the Mercer US Large Cap Growth Equity Fund; (ii) the Mercer US Large Cap Value Equity Fund; (iii) the Mercer US Small/Mid Cap Growth Equity Fund; and (iv) the Mercer US Small/Mid Cap Value Equity Fund:

Effective as of the close of business on June 24, 2016, (i) the Mercer US Large Cap Value Equity Fund was reorganized into the Mercer US Large Cap Growth Equity Fund (which has been renamed the Mercer US Large Cap Equity Fund); and (ii) the Mercer US Small/Mid Cap Value Equity Fund was reorganized into the Mercer US Small/Mid Cap Growth Equity Fund (which has been renamed the Mercer US Small/Mid Cap Equity Fund). As a result of these reorganization transactions and certain changes that were made to the principal investment strategies and subadvisors for the Mercer US Large Cap Equity Fund and the Mercer US Small/Mid Cap Equity Fund, effective as of June 27, 2016, all references to the Mercer US Large Cap Value Equity Fund, the Mercer US Small/Mid Cap Value Equity Fund, the Mercer US Large Cap Growth Equity Fund, and the Mercer US Small/Mid Cap Growth Equity Fund are deleted from the Class S Shares Prospectus, the Class Y Shares Prospectus and the Statement of Additional Information.

Shares of the Mercer US Large Cap Equity Fund and the Mercer US Small/Mid Cap Equity Fund are now currently offered under separate Prospectuses and a separate Statement of Additional Information each dated June 27, 2016 (the “Standalone Large Cap Equity and Small/Mid Cap Equity Prospectuses and SAI”). Copies of the Standalone Large Cap Equity and Small/Mid Cap Equity Prospectuses and SAI may be obtained, without charge, by calling your plan administrator or recordkeeper or financial advisor, or by calling the Mercer Funds (the “Trust”) toll free at 1-888-887-0619 or visiting the Trust’s website at www.mercer.us/mutual-funds-on-offer.